Securities Purchase Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Aug. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2011	Apr. 11, 2011	Mar. 22, 2011	Sep. 22, 2010	Jul. 31, 2010
Securities Purchase Agreements (Textual) [Abstract]
Issuance of convertible securities
Securities Purchase Agreements (Additional Textual) [Abstract]
Common stock, shares issued						88,290,735	87,825,038			28,750,000	4,672,750
Net proceeds from issuance of securities	$ 6.8	$ 10.8			$ 98.5
Preferred stock conversion price				$ 4.00
Public offering price										$ 3.00
Shares issued to underwriter										3,750,000
Net proceeds after deducting expenses			$ 81.4
Shares issued to three major share holders										10,193,224
Offer price of shares issued under private placement												$ 2.85
Underwriting discount												$ 0.15
Additional shares issued in a private placement transaction								2,378,232	3,802,131
Offer price of additional shares issued under private placement								$ 2.85	$ 2.85
Series B Preferred Stock [Member]
Securities Purchase Agreements (Textual) [Abstract]
Issuance of convertible securities											88,009
Common Stock [Member]
Securities Purchase Agreements (Textual) [Abstract]
Common stock issued upon conversion of preferred stock				22,002,250